UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 22549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2011

Check here if Amendment [   ]; Amendment Number:  ______
  This Amendment (Check only one):[  ]  is a restatement.
					    [  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:  	Grabill Bank Wealth Management
Address:	9031 Stellhorn Crossing Parkway
		Fort Wayne, IN 46815


Form 13F File Number:   	28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Sherri Chaney
Title: Trust Officer
Phone: (260) 469-6309

Signature, Place, and Date of Signing:


			   Fort Wayne, Indiana	05/06/2011


Report Type (Check only one):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


FORM 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:	   0

Form 13F Information Table Entry Total:	  58

Form 13R Information Table Value Total:	 56,487
					 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13R file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


FORM 13F INFORMATION TABLE
			Title of		Value		Shrs or					Voting
Name of Issuer		Class	Cusip		(X$1000)Prn Amt	Sh/Prn	Discretion	Put/Call	Authority
3M Co			COM	88579Y101	799	8,550	SH	SOLE				SOLE
Abbott Labs Common	COM	002824100	927	18,900	SH	SOLE				SOLE
Accenture		CL A	G1151C101	242	4,400	SH	SOLE				SOLE
AFLAC Common		COM	001055102	955	18,100	SH	SOLE				SOLE
Apache Corp Common	COM	037411105	664	5,070	SH	SOLE				SOLE
Apple Inc Common	COM	037833100	816	2,340	SH	SOLE				SOLE
Berkshire Hathaway CL B	CL B	084670702	234	2,800	SH	SOLE				SOLE
BHP Billinton Ltd Spd	SP ADR	088606108	1896	19,775	SH	SOLE				SOLE
CH Robinson Wldwd	COM	12541W209	245	3,300	SH	SOLE				SOLE
Canadian Natl RR	COM	136375102	548	7,275	SH	SOLE				SOLE
Caterpillar Inc 	COM	149123101	1957	17,575	SH	SOLE				SOLE
Cenovus Energy Inc.	COM	15135U109	604	15,350	SH	SOLE				SOLE
ChevronTexaco Corp	COM	166764100	1172	10,900	SH	SOLE				SOLE
China Fund Inc		COM	169373107	797	25,329	SH	SOLE				SOLE
Cincinnati Financial	COM	172062101	308	9,384	SH	SOLE				SOLE
Cisco Sys Inc		COM	17275R102	692	40,355	SH	SOLE				SOLE
Coca-Cola Co 		COM	191216100	225	3,390	SH	SOLE				SOLE
Colgate-Palmolive 	COM	194162103	735	9,100	SH	SOLE				SOLE
ConocoPhillips		COM	20825C104	344	4,310	SH	SOLE				SOLE
CVS Caremark 		COM	126650100	857	24,985	SH	SOLE				SOLE
Emerson Electric	COM	291011104	809	13,850	SH	SOLE				SOLE
Exxon Mobil Corp	COM	30231G102	1655	19,672	SH	SOLE				SOLE
Franklin Electric	COM	353514102	11167	241,700	SH	SOLE				SOLE
Google Cl A		CL A	38259P508	411	700	SH	SOLE				SOLE
Intel Corp Com		COM	458140100	734	36,397	SH	SOLE				SOLE
iShares SP  US Pfd	PFD ID	464288687	444	11,200	SH	SOLE				SOLE
JPMorgan Chase Common	COM	46625H100	4235	91,867	SH	SOLE				SOLE
Lincoln Natl Corp	COM	534187109	485	16,160	SH	SOLE				SOLE
McDonalds Corp		COM	580135101	256	3,365	SH	SOLE				SOLE
Medtronic Inc 		COM	585055106	419	10,650	SH	SOLE				SOLE
Microsoft Corp 		COM	594918104	601	23,670	SH	SOLE				SOLE
National Fuel Gas Co 	COM	636180101	374	5,058	SH	SOLE				SOLE
Northern Trust Corp	COM	665859104	239	4,700	SH	SOLE				SOLE
Pepsico Inc Common	COM	713448108	1333	20,700	SH	SOLE				SOLE
Petroleo Brasileiro A	SP ADR	71654V101	734	20,650	SH	SOLE				SOLE
Philip Morris Intl	COM	718172109	325	4,950	SH	SOLE				SOLE
Praxair Inc Common	COM	74005P104	538	5,300	SH	SOLE				SOLE
Procter Gamble Common	COM	742718109	1158	18,794	SH	SOLE				SOLE
Quest Diagnostics Inc	COM	74834L100	413	7,150	SH	SOLE				SOLE
Schlumberger Ltd Com	COM	806857108	893	9,580	SH	SOLE				SOLE
SPDR Gold Trust Shrs	GOLD	78463V107	338	2,415	SH	SOLE				SOLE
Stryker Corp Com	COM	863667101	1195	19,647	SH	SOLE				SOLE
Suncor Energy Inc	COM	867224107	975	21,750	SH	SOLE				SOLE
Target Corp Common	COM	87612E106	275	5,500	SH	SOLE				SOLE
Teva Pharm Ind Adr	ADR	881624209	582	11,600	SH	SOLE				SOLE
Texas Instrs Inc Com	COM	882508104	311	9,000	SH	SOLE				SOLE
TJX Cos Inc New		COM	872540109	214	4,300	SH	SOLE				SOLE
Transocean LTD		RG SH	H8817H100	285	3,650	SH	SOLE				SOLE
United Parcel ClB	CL B	911312106	238	3,200	SH	SOLE				SOLE
United Technologies	COM	913017109	948	11,197	SH	SOLE				SOLE
Vanguard Emg Mkts ETF	ETF	922042858	1430	29,214	SH	SOLE				SOLE
Vanguard Info TechETF	ETF	92204A702	2070	32,230	SH	SOLE				SOLE
Vanguard Mid Cap Viper	ETF	922908629	1097	13,625	SH	SOLE				SOLE
Vanguard REIT Index	ETF	922908553	316	5,400	SH	SOLE				SOLE
Vanguard Small Cap	ETF	922908751	1688	21,375	SH	SOLE				SOLE
Verizon Com Inc Com	COM	92343V104	659	17,102	SH	SOLE				SOLE
Visa Common Cl A	CL A	92826C839	796	10,815	SH	SOLE				SOLE
Wells Fargo Common	COM	949746101	830	26,165	SH	SOLE				SOLE
</c>